UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, LLC
Address: 100 Summit Lake Drive
         Valhalla, NY 10595

Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Rubin
Title:   Chief Operating Officer and Chief Compliance Officer
Phone:   914-741-5600

Signature, Place, and Date of Signing:

        /s/ Bruce Rubin         Valhalla, New York      2/14/11
        ---------------         ------------------      -------
         [Signature]             [City, State]           [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     166

Form 13F Information Table Value Total:     $3,744,164 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number        Name
1        28-11493                    Green & Smith Investment Management L.L.C.

FORM 13F
Westchester Capital Management, LLC
December 31, 2010

                                TITLE OF                       VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  CLASS               CUSIP      (X$1000) PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------    ------------------  --------   -------- ---------- ---  ----- ----------  --------  ---- ------ ----
Advanced Micro Devices
  convertible note              NOTE 5.75% 8/1      007903AN7      536      520,000 PRN       (a) Sole              Sole
Airgas, Inc.                          COM           009363102   98,160    1,571,561 SH        (a) Sole              Sole
Airgas, Inc.                          COM           009363102    3,354       53,700 SH        (b) Other   1         Sole
AirTran Holdings, Inc.                COM           00949P108   54,186    7,332,400 SH        (a) Sole              Sole
AirTran Holdings, Inc.                COM           00949P108    1,974      267,100 SH        (b) Other   1         Sole
Alberto-Culver Company                COM           013078100  139,407    3,763,687 SH        (a) Sole              Sole
Alberto-Culver Company                COM           013078100    5,489      148,200 SH        (b) Other   1         Sole
Alcon Inc.                          COM SHS         H01301102  294,546    1,802,606 SH        (a) Sole              Sole
Alcon Inc.                          COM SHS         H01301102    6,763       41,388 SH        (b) Other   1         Sole
Allegheny Energy Inc.                 COM           017361106  103,641    4,275,600 SH        (a) Sole              Sole
Allegheny Energy Inc.                 COM           017361106    2,351       97,000 SH        (b) Other   1         Sole
American Electric Power Co.
  Inc.                                COM           025537101    5,224      145,200 SH        (a) Sole              Sole
American Electric Power Co.
  Inc.                                COM           025537101    2,958          822 SH   PUT  (a) Sole              Sole
American Electric Power Co.
  Inc.                                COM           025537101    2,267          630 SH   PUT  (a) Sole              Sole
AT&T Inc.                             COM           00206R102    1,910       65,000 SH        (a) Sole              Sole
AT&T Inc.                             COM           00206R102    1,910          650 SH   PUT  (a) Sole              Sole
Atlas Energy Inc.                     COM           049298102   25,593      582,050 SH        (a) Sole              Sole
Atlas Energy Inc.                     COM           049298102      789       17,950 SH        (b) Other   1         Sole
Baldor Electric Company               COM           057741100   98,899    1,568,837 SH        (a) Sole              Sole
Baldor Electric Company               COM           057741100    2,511       39,835 SH        (b) Other   1         Sole
Bank of Montreal                      COM           063671101    9,177      159,400 SH        (a) Sole              Sole
Bank of Montreal                      COM           063671101    8,497        1,476 SH   PUT  (a) Sole              Sole
Bank of Montreal                      COM           063671101      679          118 SH   PUT  (a) Sole              Sole
Bank of Montreal                      COM           063671101      150        2,600 SH        (b) Other   1         Sole
Bank of Montreal                      COM           063671101      138           24 SH   PUT  (b) Other   1         Sole
Bank of Montreal                      COM           063671101       12            2 SH   PUT  (b) Other   1         Sole
Bank of Montreal                      COM           063671101    2,031          767 SH   PUT  (a) Sole              Sole
Bristol-Myers Squibb Company          COM           110122108    2,031       76,700 SH        (a) Sole              Sole
Bucyrus International Inc.            COM           118759109  254,738    2,849,422 SH        (a) Sole              Sole
Bucyrus International Inc.            COM           118759109    5,275       59,000 SH        (b) Other   1         Sole
Casey's General Stores, Inc.          COM           147528103    2,045       48,100 SH        (a) Sole              Sole
Casey's General Stores, Inc.          COM           147528103       55        1,300 SH        (b) Other   1         Sole
CenturyLink, Inc.                     COM           156700106      300        6,500 SH        (a) Sole              Sole
Citigroup Inc.                        COM           172967101      946      200,000 SH        (a) Sole              Sole
Coca-Cola Enterprises Inc.
  (New)                               COM           19122T109   52,666    2,104,100 SH        (a) Sole              Sole
Coca-Cola Enterprises Inc.
  (New)                               COM           19122T109   43,209       17,263 SH   PUT  (a) Sole              Sole
Coca-Cola Enterprises Inc.
  (New)                               COM           19122T109    1,582       63,200 SH        (b) Other   1         Sole
Coca-Cola Enterprises Inc.
  (New)                               COM           19122T109    1,402          560 SH   PUT  (b) Other   1         Sole
Comcast Corporation                  CL A           20030N200   62,923    3,023,700 SH        (a) Sole              Sole
Comcast Corporation                  CL A           20030N200    1,946       93,500 SH        (b) Other   1         Sole
CommScope Inc.                  NOTE 3.25% 7/0      203372AG2    1,435    1,100,000 PRN       (a) Sole              Sole
CommScope Inc.                        COM           203372AG2    6,522        2,364 SH   PUT  (a) Sole              Sole
Compellent Technologies, Inc.         COM           20452A108    6,522      236,400 SH        (a) Sole              Sole
Compellent Technologies, Inc.         COM           20452A108      375          136 SH   PUT  (b) Other   1         Sole
Compellent Technologies, Inc.         COM           20452A108      375       13,600 SH        (b) Other   1         Sole
Crucell NV                       SPONSORED ADR      228769105    4,587      146,600 SH        (a) Sole              Sole
Del Monte Foods Co.                   COM           24522P103   51,760    2,753,200 SH        (a) Sole              Sole
Del Monte Foods Co.                   COM           24522P103    1,190       63,300 SH        (b) Other   1         Sole
Discovery Communications, Inc.
  New                              COM SER C        25470F302   15,325      417,700 SH        (a) Sole              Sole
Discovery Communications, Inc.
  New                              COM SER C        25470F302      881       24,000 SH        (b) Other   1         Sole
Dollar Thrifty Automotive
  Group, Inc.                         COM           256743105   95,849    2,028,131 SH        (a) Sole              Sole
Dollar Thrifty Automotive
  Group, Inc.                         COM           256743105    2,368       50,111 SH        (b) Other   1         Sole
EMC Corp. Mass.                       COM           268648102    7,296      318,600 SH        (a) Sole              Sole
EMC Corp. Mass.                       COM           268648102      719       31,400 SH        (b) Other   1         Sole
Emergency Medical Services
  Corporation                        CL A           29100P102   31,097      481,300 SH        (a) Sole              Sole
Emergency Medical Services
  Corporation                        CL A           29100P102    1,208       18,700 SH        (b) Other   1         Sole
EXCO Resources Inc.                   COM           269279402   48,218    2,482,918 SH        (a) Sole              Sole
EXCO Resources Inc.                   COM           269279402    1,573       81,000 SH        (b) Other   1         Sole
EXCO Resources Inc.                   COM           269279402   48,537        8,056 SH   PUT  (a) Sole              Sole
Fortune Brands, Inc.                  COM           349631101   48,537      805,600 SH        (a) Sole              Sole
Fortune Brands, Inc.                  COM           349631101    1,169       19,400 SH        (b) Other   1         Sole
Fortune Brands, Inc.                  COM           349631101    1,169          194 SH   PUT  (b) Other   1         Sole
Genzyme Corporation                   COM           372917104  130,054    1,826,602 SH        (a) Sole              Sole
Genzyme Corporation                   COM           372917104    3,111       43,700 SH        (b) Other   1         Sole
Huntsman Corporation                  COM           447011107    7,526      482,158 SH        (a) Sole              Sole
Huntsman Corporation                  COM           447011107      140        9,000 SH        (b) Other   1         Sole
iShares Trust                   NASDQ BIO INDX      464287556    6,222          666 SH   PUT  (a) Sole              Sole
iShares Trust                   NASDQ BIO INDX      464287556      196           21 SH   PUT  (b) Other   1         Sole
iShares Trust                         COM           464287556   64,652       20,010 SH   PUT  (a) Sole              Sole
J.C. Penney Company, Inc.             COM           708160106   64,652    2,001,000 SH        (a) Sole              Sole
J.C. Penney Company, Inc.             COM           708160106    1,580       48,900 SH        (b) Other   1         Sole
J.C. Penney Company, Inc.             COM           708160106    1,580          489 SH   PUT  (b) Other   1         Sole
J.Crew Group Inc.                     COM           46612H402   27,477      636,936 SH        (a) Sole              Sole
J.Crew Group Inc.                     COM           46612H402      785       18,200 SH        (b) Other   1         Sole
Jo-Ann Stores Inc.                    COM           47758P307    4,514       74,965 SH        (a) Sole              Sole
Jo-Ann Stores Inc.                    COM           47758P307      789       13,100 SH        (b) Other   1         Sole
King Pharmaceuticals, Inc.            COM           495582108  173,364   12,339,064 SH        (a) Sole              Sole
King Pharmaceuticals, Inc.            COM           495582108    4,719      335,900 SH        (b) Other   1         Sole
L-1 Identity Solutions, Inc.     COMMON STOCK       50212A106      663       55,648 SH        (a) Sole              Sole
L-1 Identity Solutions, Inc.     COMMON STOCK       50212A106      232       19,500 SH        (b) Other   1         Sole
Market Vectors ETF Trust          AGRIBUS ETF       50212A106    1,435          268 SH   PUT  (b) Other   1         Sole
Market Vectors ETF Trust          AGRIBUS ETF       57060U605      252           47 SH   PUT  (a) Sole              Sole
Market Vectors ETF Trust        GBL ALTER ENRG      57060U407    3,398        1,698 SH        (a) Sole              Sole
Market Vectors ETF Trust        GBL ALTER ENRG      57060U407      290          145 SH        (b) Other   1         Sole
Marshall & Isley Corporation
  New                                 COM           571837103   70,465   10,182,800 SH        (a) Sole              Sole
Marshall & Isley Corporation
  New                                 COM           571837103    1,958      282,900 SH        (b) Other   1         Sole
Massey Energy Company                 COM           576206106    5,086       94,800 SH        (a) Sole              Sole
Massey Energy Company                 COM           576206106    1,561          291 SH   PUT  (a) Sole              Sole
Massey Energy Company                 COM           576206106      279        5,200 SH        (b) Other   1         Sole
Massey Energy Company                 COM           576206106       86           16 SH   PUT  (b) Other   1         Sole
McAfee Inc.                           COM           579064106  242,147    5,228,826 SH        (a) Sole              Sole
McAfee Inc.                           COM           579064106    5,442      117,509 SH        (b) Other   1         Sole
Mead Johnson Nutrition Co.            COM           582839106   43,563      699,800 SH        (a) Sole              Sole
Mead Johnson Nutrition Co.            COM           582839106   43,563        6,998 SH   PUT  (a) Sole              Sole
Mead Johnson Nutrition Co.            COM           582839106    1,195          192 SH   PUT  (b) Other   1         Sole
Mead Johnson Nutrition Co.            COM           582839106    1,195       19,200 SH        (b) Other   1         Sole
Mead Johnson Nutrition Co.            COM           582839106    2,198          610 SH   PUT  (a) Sole              Sole
Merck & Co. Inc. New                  COM           58933Y105    2,198       61,000 SH        (a) Sole              Sole
Motorola, Inc.                        COM           620076109   46,982    5,179,900 SH        (a) Sole              Sole
Motorola, Inc.                        COM           620076109    1,592      175,500 SH        (b) Other   1         Sole
NewAlliance Bancshares Inc.           COM           650203102   10,647      710,751 SH        (a) Sole              Sole
News Corporation                     CL A           65248E104   16,996    1,167,300 SH        (a) Sole              Sole
News Corporation                     CL A           65248E104      338       23,200 SH        (b) Other   1         Sole
Nicor Inc.                            COM           654086107   37,467      750,550 SH        (a) Sole              Sole
Nicor Inc.                            COM           654086107   34,280        6,867 SH   PUT  (a) Sole              Sole
Nicor Inc.                            COM           654086107      726       14,550 SH        (b) Other   1         Sole
Nicor Inc.                            COM           654086107      664          133 SH   PUT  (b) Other   1         Sole
Nicor Inc.                            COM           654086107        0           71 SH   PUT  (a) Sole              Sole
Novartis AG                      SPONSORED ADR      66987V109   28,779        4,882 SH   CALL (a) Sole              Sole
Novartis AG                      SPONSORED ADR      66987V109      696          118 SH   CALL (b) Other   1         Sole
Novell, Inc.                          COM           670006105   66,471   11,228,200 SH        (a) Sole              Sole
Novell, Inc.                          COM           670006105    1,608      271,600 SH        (b) Other   1         Sole
Pfizer Inc.                           COM           717081103    1,751      100,000 SH        (a) Sole              Sole
Pfizer Inc.                           COM           717081103    1,751        1,000 SH   PUT  (a) Sole              Sole
Potash Corporation of
  Saskatchewan                        COM           73755L107  121,480      784,600 SH        (a) Sole              Sole
Potash Corporation of
  Saskatchewan                        COM           73755L107    4,242       27,400 SH        (b) Other   1         Sole
Powershares Global ETF Fund     S&P 500 BUYWRT      73936G308    1,396       66,956 SH        (a) Sole              Sole
Pride International, Inc.             COM           74153Q102   57,931    1,755,500 SH        (a) Sole              Sole
Pride International, Inc.             COM           74153Q102   33,716       10,217 SH   PUT  (a) Sole              Sole
Pride International, Inc.             COM           74153Q102    1,191       36,100 SH        (b) Other   1         Sole
Pride International, Inc.             COM           74153Q102      647          196 SH   PUT  (b) Other   1         Sole
Promotora de Informaciones
  S.A.                           ADR CL A SHS       74343G204    1,133      141,300 SH        (a) Sole              Sole
Promotora de Informaciones
  S.A.                           ADR CL A SHS       74343G204      123       15,300 SH        (b) Other   1         Sole
Promotora de Informaciones
  S.A. B                         ADR CL B CONV      74343G303    2,694      282,400 SH        (a) Sole              Sole
Promotora de Informaciones
  S.A. B                         ADR CL B CONV      74343G303      294       30,800 SH        (b) Other   1         Sole
Quicksilver Resources Inc.            COM           74837R104    7,242      491,300 SH        (a) Sole              Sole
Quicksilver Resources Inc.            COM           74837R104    7,242        4,913 SH   PUT  (a) Sole              Sole
Quicksilver Resources Inc.            COM           74837R104      128           87 SH   PUT  (b) Other   1         Sole
Quicksilver Resources Inc.            COM           74837R104      128        8,700 SH        (b) Other   1         Sole
Qwest Communications
  International Inc.                  COM           749121109  235,662   30,967,400 SH        (a) Sole              Sole
Qwest Communications
  International Inc.                  COM           749121109    4,811      632,200 SH        (b) Other   1         Sole
Rio Tinto plc                    SPONSORED ADR      767204100   23,438      327,071 SH        (a) Sole              Sole
Rio Tinto plc                    SPONSORED ADR      767204100    1,362       19,000 SH        (b) Other   1         Sole
Savient Pharmaceuticals Inc.          COM           80517Q100    7,611      683,200 SH        (a) Sole              Sole
Savient Pharmaceuticals Inc.          COM           80517Q100      585       52,500 SH        (b) Other   1         Sole
Seagate Technology  plc               SHS           G7945M107   49,826    3,315,100 SH        (a) Sole              Sole
Seagate Technology  plc               SHS           G7945M107    1,392       92,600 SH        (b) Other   1         Sole
Select Sector SPDR Trust        SBI INT-ENERGY      81369Y506    5,119          750 SH   PUT  (a) Sole              Sole
Select Sector SPDR Trust        SBI INT-ENERGY      81369Y506      137           20 SH   PUT  (b) Other   1         Sole
Select Sector SPDR Trust         SBI INT-TECH       81369Y803    5,733        2,276 SH   PUT  (a) Sole              Sole
Select Sector SPDR Trust         SBI INT-TECH       81369Y803      564          224 SH   PUT  (b) Other   1         Sole
Select Sector SPDR Trust         SBI MATERIALS      81369Y100    2,493          649 SH   PUT  (a) Sole              Sole
Select Sector SPDR Trust         SBI MATERIALS      81369Y100      545          142 SH   PUT  (b) Other   1         Sole
SLM Corporation                       COM           78442P106   61,075    4,851,100 SH        (a) Sole              Sole
SLM Corporation                       COM           78442P106    2,162      171,700 SH        (b) Other   1         Sole
SPDR S&P 500 ETF Trust              TR UNIT         78462F103  123,235        9,800 SH   PUT  (a) Sole              Sole
SPDR S&P 500 ETF Trust              TR UNIT         78462F103    2,515          200 SH   PUT  (b) Other   1         Sole
SunPower Corp.                     COM CL B         867652307      723       58,220 SH        (b) Other   1         Sole
SunPower Corp.                     COM CL B         867652307   16,048    1,293,168 SH        (a) Sole              Sole
SunPower Corp.                        COM           867652307      852          509 SH   PUT  (a) Sole              Sole
Symantec Corporation                  COM           871503108      852       50,900 SH        (a) Sole              Sole
Symantec Corporation                  COM           871503108      655       39,100 SH        (b) Other   1         Sole
Symantec Corporation                  COM           871503108      655          391 SH   PUT  (b) Other   1         Sole
Syniverse Holdings Inc.               COM           87163F106   68,730    2,227,885 SH        (a) Sole              Sole
Syniverse Holdings Inc.               COM           87163F106    1,686       54,650 SH        (b) Other   1         Sole
Talecris Biotherapeutics
  Holdings Corp.                      COM           874227101    3,707      159,105 SH        (a) Sole              Sole
Talecris Biotherapeutics
  Holdings Corp.                      COM           874227101    1,200       51,500 SH        (b) Other   1         Sole
Tenet Healthcare Corp.                COM           88033G100      515       77,000 SH        (a) Sole              Sole
Tenet Healthcare Corp.                COM           88033G100      396       59,200 SH        (b) Other   1         Sole
The Blackstone Group, LP         COM UNIT LTD       09253U108       24        1,686 SH        (a) Sole              Sole
Verizon Communications Inc.           COM           92343V104    2,809       78,500 SH        (a) Sole              Sole
Verizon Communications Inc.           COM           92343V104    2,809          785 SH   PUT  (a) Sole              Sole
Verizon Communications Inc.           COM           92343V104    2,075          580 SH   PUT  (a) Sole              Sole
Wimm-Bill-Dann Foods OJSC ADR    SPONSORED ADR      97263M109      426       12,915 SH        (a) Sole              Sole
Yahoo! Inc.                           COM           984332106   23,390    1,406,500 SH        (a) Sole              Sole
Yahoo! Inc.                           COM           984332106      464       27,900 SH        (b) Other   1         Sole

TOTAL                                                        3,744,164